Compass EMP U.S. 500 Volatility Weighted Index ETF

Compass EMP U.S. 500 Enhanced Volatility Weighted Index ETF

Compass EMP U.S. EQ Income 100 Enhanced Volatility Weighted Index ETF

Compass EMP U.S. Discovery 500 Enhanced Volatility Weighted Index ETF

Compass EMP Developed 500 Enhanced Volatility Weighted Index ETF

(the “Funds” and each a “Fund”)

each a series of COMPASS EMP FUNDS TRUST

Supplement dated June 12, 2015, to the

Statement of Additional Information dated June 30, 2014,

as supplemented on September 29, 2014, and May 1, 2015

The following supersedes any contrary information contained in the current Statement of Additional Information (SAI) for each series and class of shares.  All references to William Kimme in this SAI are hereby deleted in their entirety.

The following information is added at the end of the Interested Trustee and Officers of the Trust table found on page 25.

Name, Address, and Age	Positions Held With the Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Edward J. Veilleux, 71	Chief Compliance Officer	Since 2015, indefinite	President of EJV Financial Services (mutual fund consulting)	N/A	N/A

Compensation of the portfolio managers described on pages 27-28 is hereby deleted in its entirety and replaced by the following.

Portfolio Manager Compensation

Victory Capital Management (“VCM”) has designed the structure of its portfolio managers’ compensation to (1) align portfolio managers’ interests with those of VCM’s clients with an emphasis on long-term, risk-adjusted investment performance, (2) help VCM attract and retain high-quality investment professionals, and (3) contribute to VCM’s overall financial success. Each of the portfolio managers receives a base salary plus an annual incentive bonus for managing the Funds, separate accounts, other investment companies, other pooled investment vehicles and other accounts (including any accounts for which VCM receives a performance fee) (together, “Accounts”). A portfolio manager’s base salary is dependent on the manager’s level of experience and expertise. VCM monitors each manager’s base salary relative to salaries paid for similar positions with peer firms by reviewing data provided by various consultants that specialize in competitive salary information.

Each of the portfolio management teams employed by VCM may earn incentive compensation based on a percentage of VCM’s revenue attributable to fees paid by Accounts managed by the team. The chief investment officer of each team, in coordination with VCM, determines the allocation of the incentive compensation earned by the team among the team’s portfolio managers by establishing a “target” incentive for each portfolio manager based on the manager’s level of experience and expertise in the manager’s investment style. Individual performance is based on objectives established annually using performance metrics such as portfolio structure and positioning, research, stock selection, asset growth, client retention, presentation skills, marketing to prospective clients and contribution to VCM’s philosophy and values, such as leadership, risk management and teamwork. The annual incentive bonus also factors in individual investment performance of each portfolio manager’s portfolio or the Funds relative to a selected peer group(s). The overall performance results for a manager are based on the composite performance of all Accounts managed by that manager on a combination of one, three and five year rolling performance periods as compared to the performance information of a peer group of similarly-managed competitors.

VCM’s portfolio managers may participate in the equity ownership plan of VCM’s parent company. There is an ongoing annual equity pool granted to certain employees based on their contribution to the firm. Eligibility for participation in these incentive programs depends on the manager’s performance and seniority.

The first paragraph under Compensation of Trustees described on page 25 is hereby deleted in its entirety and replaced with the following.

Effective May 21, 2015, the Victory Fund Complex pays each Independent Trustee $219,000 per year for his or her service to all of the funds in the Complex, including the Funds that are series of the Trust.  The Board Chair is paid an additional retainer of $109,500 per year. The Funds bear a portion of the Independent Trustees’ compensation. The Board reserves the right to award reasonable compensation to any Interested Trustee. The Trust does not maintain a retirement plan for its Trustees.

The following table indicates the compensation received by each of the former Trustees for the fiscal year ended June 30, 2014 under the compensation structure in place prior to May 21, 2015. None of the executive officers receive compensation from the Trust.

The Anti-Money Laundering Program described on page 32 is hereby deleted in its entirety and replaced by the following.

Anti-Money Laundering Program

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strenghening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program. The Trust will appoint an Anti-Money Laundering Officer.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a providing a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

* * * * * * * * * *

This Supplement and the existing Statement of Additional Information dated June 30, 2014 provide relevant information for all shareholders and should be retained for future reference. Both the Prospectus and the Statement of Additional Information each dated June 30, 2014 have been filed with the Securities and Exchange Commission, are incorporated herein by reference, and can be obtained without charge by calling the Funds at 1-888-944-4367.

Please retain this Supplement for future reference.

Compass EMP U.S. 500 Volatility Weighted Fund

Compass EMP U.S. Small Cap 500 Volatility Weighted Fund

Compass EMP International 500 Volatility Weighted Fund

Compass EMP Emerging Market 500 Volatility Weighted Fund

Compass EMP U.S. 500 Enhanced Volatility Weighted Fund

Compass EMP International 500 Enhanced Volatility Weighted Fund

Compass EMP REC Enhanced Volatility Weighted Fund

Compass EMP Commodity Strategies Volatility Weighted Fund

Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund

Compass EMP Long/Short Strategies Fund

Compass EMP Market Neutral Income Fund

Compass EMP Enhanced Fixed Income Fund

Compass EMP Ultra Short-Term Fixed Income Fund

(each, a “Fund” and, together, the “Funds”)

each a series of COMPASS EMP FUNDS TRUST

Supplement dated June 12, 2015, to the

Statement of Additional Information dated November 1, 2014,

as supplemented on May 1, 2015

The following supersedes any contrary information contained in the current Statement of Additional Information (SAI) for each series and class of shares.  All references to William Kimme in this SAI are hereby deleted in their entirety.

The following information is added at the end of the Interested Trustee and Officers of the Trust table found on page 26.

Name, Address, and Age	Positions Held With the Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Edward J. Veilleux, 71	Chief Compliance Officer	Since 2015, indefinite	President of EJV Financial Services (mutual fund consulting)	N/A	N/A

Compensation of the portfolio managers described on page 41 is hereby deleted in its entirety and replaced by the following.

Portfolio Manager Compensation

Victory Capital Management (“VCM”) has designed the structure of its portfolio managers’ compensation to (1) align portfolio managers’ interests with those of VCM’s clients with an emphasis on long-term, risk-adjusted investment performance, (2) help VCM attract and retain high-quality investment professionals, and (3) contribute to VCM’s overall financial success. Each of the portfolio managers receives a base salary plus an annual incentive bonus for managing the Funds, separate accounts, other investment companies, other pooled investment vehicles and other accounts (including any accounts for which VCM receives a performance fee) (together, “Accounts”). A portfolio manager’s base salary is dependent on the manager’s level of experience and expertise. VCM monitors each manager’s base salary relative to salaries paid for similar positions with peer firms by reviewing data provided by various consultants that specialize in competitive salary information.

Each of the portfolio management teams employed by VCM may earn incentive compensation based on a percentage of VCM’s revenue attributable to fees paid by Accounts managed by the team. The chief investment officer of each team, in coordination with VCM, determines the allocation of the incentive compensation earned by the team among the team’s portfolio managers by establishing a “target” incentive for each portfolio manager based on the manager’s level of experience and expertise in the manager’s investment style. Individual performance is based on objectives established annually using performance metrics such as portfolio structure and positioning, research, stock selection, asset growth, client retention, presentation skills, marketing to prospective clients and contribution to VCM’s philosophy and values, such as leadership, risk management and teamwork. The annual incentive bonus also factors in individual investment performance of each portfolio manager’s portfolio or the Funds relative to a selected peer group(s). The overall performance results for a manager are based on the composite performance of all Accounts managed by that manager on a combination of one, three and five year rolling performance periods as compared to the performance information of a peer group of similarly-managed competitors.

VCM’s portfolio managers may participate in the equity ownership plan of VCM’s parent company. There is an ongoing annual equity pool granted to certain employees based on their contribution to the firm. Eligibility for participation in these incentive programs depends on the manager’s performance and seniority.

The first paragraph under Compensation of Trustees described on page 26 is hereby deleted in its entirety and replaced with the following.

Effective May 21, 2015, the Victory Fund Complex pays each Independent Trustee $219,000 per year for his or her service to all of the funds in the Complex, including the Funds that are series of the Trust.  The Board Chair is paid an additional retainer of $109,500 per year. The Funds bear a portion of the Independent Trustees’ compensation. The Board reserves the right to award reasonable compensation to any Interested Trustee. The Trust does not maintain a retirement plan for its Trustees.

The following table indicates the compensation received by each of the former Trustees for the fiscal year ended June 30, 2014 under the compensation structure in place prior to May 21, 2015. None of the executive officers receive compensation from the Trust.

The Anti-Money Laundering Program described on page 54 is hereby deleted in its entirety and replaced by the following.

Anti-Money Laundering Program

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strenghening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program. The Trust will appoint an Anti-Money Laundering Officer.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a providing a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

* * * * * * * * * *

This Supplement and the existing Statement of Additional Information dated November 1, 2014 provide relevant information for all shareholders and should be retained for future reference. Both the Prospectus and the Statement of Additional Information each dated November 1, 2014 have been filed with the Securities and Exchange Commission, are incorporated herein by reference, and can be obtained without charge by calling the Funds at 1-888-944-4367.

Please retain this Supplement for future reference.

Compass EMP Multi-Asset Balanced Fund

Compass EMP Multi-Asset Growth Fund

Compass EMP Alternative Strategies Fund

(the “Funds” and each a “Fund”)

each a series of COMPASS EMP FUNDS TRUST

Supplement dated June 12, 2015, to the

Statement of Additional Information dated November 1, 2014,

as supplemented on May 1, 2015

The following supersedes any contrary information contained in the current Statement of Additional Information (SAI) for each series and class of shares.  All references to William Kimme in this SAI are hereby deleted in their entirety.

The following information is added at the end of the Interested Trustee and Officers of the Trust table found on page 26.

Name, Address, and Age	Positions Held With the Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Edward J. Veilleux, 71	Chief Compliance Officer	Since 2015, indefinite	President of EJV Financial Services (mutual fund consulting)	N/A	N/A

Compensation of the portfolio managers described on pages 30-31 is hereby deleted in its entirety and replaced by the following.

Portfolio Manager Compensation

Victory Capital Management (“VCM”) has designed the structure of its portfolio managers’ compensation to (1) align portfolio managers’ interests with those of VCM’s clients with an emphasis on long-term, risk-adjusted investment performance, (2) help VCM attract and retain high-quality investment professionals, and (3) contribute to VCM’s overall financial success. Each of the portfolio managers receives a base salary plus an annual incentive bonus for managing the Funds, separate accounts, other investment companies, other pooled investment vehicles and other accounts (including any accounts for which VCM receives a performance fee) (together, “Accounts”). A portfolio manager’s base salary is dependent on the manager’s level of experience and expertise. VCM monitors each manager’s base salary relative to salaries paid for similar positions with peer firms by reviewing data provided by various consultants that specialize in competitive salary information.

Each of the portfolio management teams employed by VCM may earn incentive compensation based on a percentage of VCM’s revenue attributable to fees paid by Accounts managed by the team. The chief investment officer of each team, in coordination with VCM, determines the allocation of the incentive compensation earned by the team among the team’s portfolio managers by establishing a “target” incentive for each portfolio manager based on the manager’s level of experience and expertise in the manager’s investment style. Individual performance is based on objectives established annually using performance metrics such as portfolio structure and positioning, research, stock selection, asset growth, client retention, presentation skills, marketing to prospective clients and contribution to VCM’s philosophy and values, such as leadership, risk management and teamwork. The annual incentive bonus also factors in individual investment performance of each portfolio manager’s portfolio or the Funds relative to a selected peer group(s). The overall performance results for a manager are based on the composite performance of all Accounts managed by that manager on a combination of one, three and five year rolling performance periods as compared to the performance information of a peer group of similarly-managed competitors.

VCM’s portfolio managers may participate in the equity ownership plan of VCM’s parent company. There is an ongoing annual equity pool granted to certain employees based on their contribution to the firm. Eligibility for participation in these incentive programs depends on the manager’s performance and seniority.

The first paragraph under Compensation of Trustees described on page 26 is hereby deleted in its entirety and replaced with the following.

Effective May 21, 2015, the Victory Fund Complex pays each Independent Trustee $219,000 per year for his or her service to all of the funds in the Complex, including the Funds that are series of the Trust.  The Board Chair is paid an additional retainer of $109,500 per year. The Funds bear a portion of the Independent Trustees’ compensation. The Board reserves the right to award reasonable compensation to any Interested Trustee. The Trust does not maintain a retirement plan for its Trustees.

The following table indicates the compensation received by each of the former Trustees for the fiscal year ended June 30, 2014 under the compensation structure in place prior to May 21, 2015. None of the executive officers receive compensation from the Trust.

The Anti-Money Laundering Program described on page 38-39 is hereby deleted in its entirety and replaced by the following.

Anti-Money Laundering Program

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strenghening America this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program. The Trust will appoint an Anti-Money Laundering Officer.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a providing a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

* * * * * * * * * *

This Supplement and the existing Statement of Additional Information dated November 1, 2014 provide relevant information for all shareholders and should be retained for future reference. Both the Prospectus and the Statement of Additional Information each dated November 1, 2014 have been filed with the Securities and Exchange Commission, are incorporated herein by reference, and can be obtained without charge by calling the Funds at 1-888-944-4367.

Please retain this Supplement for future reference.